Summary of Significant Accounting Policies - Narratives (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 CNY (¥)
Advertising Expense	¥ 555,260	¥ 277,035	¥ 168,088
Labor and Related Expense	¥ 46,910	68,389	40,717
Maximum Percentage Surplus Fund Appropriation Not Required	50.00%
Net Profit Appropriation to Statutory Surplus Fund Threshold Percentage	10.00%
Appropriation From Profit and Loss, Statutory Reserves		10,562
Net loss attributable to mezzanine equity holders	¥ 930	0	¥ 0
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Lease, Practical Expedients, Package [true false]	true
Operating lease right-of-use assets	¥ 120,140	144,488		$ 18,412
Lease liabilities for operating leases	¥ 132,512	¥ 158,602
Segment reporting
Number of operating segment | segment	1
Number of reportable segment | segment	1
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Operating lease right-of-use assets					¥ 191,236
Lease liabilities for operating leases					¥ 195,563